Operating Segments - Segment Revenues and Profit (Loss) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment reporting
Number of operating segments | segment	2
Number of reportable segments | segment	2
Revenues		$ 119,371
Cost of revenues		(119,371)
Research and development	$ 7,485,813	5,223,589
General and administrative	4,359,663	4,215,908
Adjusted loss from operations	(11,845,476)	(9,439,497)
Share-based compensation	587,583	329,815
Loss from operations	(11,845,476)	(9,439,497)
Other (expenses) income, net	258,481	763,807
Net loss before income taxes	(11,586,995)	(8,675,690)
Total Segments
Segment reporting
Revenues		119,371
Cost of revenues		(119,371)
Research and development	6,863,635	4,483,623
Adjusted loss from operations	(6,863,635)	(4,483,623)
Share-based compensation	204,848	131,917
Depreciation and amortization	2,257	4,070
Loss from operations	(7,070,740)	(4,619,610)
Other (expenses) income, net		(22,342)
Net loss before income taxes	(7,070,740)	(4,641,952)
Total Segments | Specialized BioTherapeutics
Segment reporting
Revenues		119,371
Cost of revenues		(119,371)
Research and development	6,776,867	4,233,771
Adjusted loss from operations	(6,776,867)	(4,233,771)
Share-based compensation	203,169	127,774
Depreciation and amortization	1,935	3,489
Loss from operations	(6,981,971)	(4,365,034)
Other (expenses) income, net		(22,342)
Net loss before income taxes	(6,981,971)	(4,387,376)
Total Segments | Public Health Solutions
Segment reporting
Research and development	86,768	249,852
Adjusted loss from operations	(86,768)	(249,852)
Share-based compensation	1,679	4,143
Depreciation and amortization	322	581
Loss from operations	(88,769)	(254,576)
Net loss before income taxes	(88,769)	(254,576)
Adjustments
Segment reporting
Research and development	207,105	135,987
Adjusted loss from operations	(207,105)	(135,987)
Share-based compensation	(204,848)	(131,917)
Depreciation and amortization	(2,257)	(4,070)
Corporate
Segment reporting
Research and development	415,073	603,979
General and administrative	3,975,961	4,016,266
Adjusted loss from operations	(4,391,034)	(4,620,245)
Share-based compensation	382,735	197,898
Depreciation and amortization	967	1,744
Loss from operations	(4,774,736)	(4,819,887)
Other (expenses) income, net	258,481	786,149
Net loss before income taxes	(4,516,255)	(4,033,738)
Adjustments.
Segment reporting
General and administrative	383,702	199,642
Adjusted loss from operations	(383,702)	(199,642)
Share-based compensation	(382,735)	(197,898)
Depreciation and amortization	$ (967)	$ (1,744)